Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Fund
June 1, 2015

DREYFUS INSTITUTIONAL RESERVES FUNDS

- Dreyfus Institutional Reserves Treasury Fund

Supplement to Prospectus

dated May 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes will take effect on September 1, 2015

The fund will change its name to "Dreyfus Institutional Treasury and Agency Cash Advantage Fund."

The following will replace the second sentence of the first paragraph in the section entitled "Fund Summary—Dreyfus Institutional Reserves Treasury Fund—Principal Investment Strategy" and the second sentence of the first paragraph in the section entitled "Fund Details—Goal and Approach—Dreyfus Institutional Reserves Treasury Fund":
To pursue its goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.